UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21888

Oppenheimer Institutional Government Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)   (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 28, 2017 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Short-Term Notes/Commercial Paper—4.3%

Municipal—4.3%

New York City Housing Development Corp.,
0.57%[1]	3/7/17	3/7/17	$63,500,000	$63,500,000

New York State Housing Finance Agency:
0.56%[1]	3/7/17	3/7/17	60,145,000	60,145,000
0.56%[1]	3/7/17	3/7/17	63,010,000	63,010,000
0.57%[1]	3/7/17	3/7/17	88,000,000	88,000,000
0.57%[1]	3/7/17	3/7/17	35,000,000	35,000,000

Tulsa County, OK Home Finance Authority,
0.58%[1]	3/7/17	3/7/17	10,490,000	10,490,000

Total Short-Term Notes/Commercial Paper
(Cost $320,145,000)				320,145,000

U.S. Government Agencies—51.5%

Federal Agricultural Mortgage Corp.:
0.713%[1]	3/25/17	7/25/17	35,000,000	35,000,000
0.73%[1]	3/1/17	12/1/17	30,000,000	30,000,000
0.74%[1]	3/1/17	12/27/17	24,000,000	24,000,000
0.75%[1]	3/3/17	1/3/18	54,000,000	54,000,000
0.75%[1]	3/3/17	11/3/17	30,000,000	30,000,000
0.76%[1]	3/1/17	12/1/17	87,000,000	87,000,000
0.826%	9/25/17	9/25/17	33,000,000	32,843,653
0.846%	10/16/17	10/16/17	36,000,000	35,807,640

Federal Farm Credit Bank:
0.461%	3/23/17	3/23/17	25,000,000	24,992,972
0.677%[1]	3/26/17	12/26/17	25,000,000	24,990,289
0.736%[1]	3/7/17	11/20/17	39,000,000	39,009,754
0.76%[1]	3/1/17	3/14/18	35,000,000	35,000,000
0.77%[1]	3/1/17	5/14/18	39,000,000	39,018,847
0.775%	10/27/17	10/27/17	25,000,000	24,871,666
0.787%[1]	3/22/17	9/22/17	12,000,000	12,001,777
0.788%[1]	3/27/17	11/27/17	12,255,000	12,265,032
0.822%[1]	3/17/17	4/17/17	70,075,000	70,090,121
0.85%[1]	3/1/17	5/14/18	35,000,000	35,000,000
0.851%[1]	3/20/17	11/20/17	20,000,000	20,034,538

Federal Home Loan Bank:
0.451%	3/29/17	3/29/17	18,375,000	18,368,569
0.462%	3/31/17	3/31/17	120,000,000	119,953,875
0.472%	3/1/17	3/1/17	106,400,000	106,400,000
0.479%	4/19/17	4/19/17	66,905,000	66,861,493
0.495%	3/30/17	3/30/17	85,300,000	85,265,987
0.496%	4/5/17	4/5/17	25,000,000	24,987,969
0.52%	3/2/17	3/2/17	44,000,000	43,999,365
0.52%	4/17/17	4/17/17	25,000,000	24,983,028
0.521%	4/21/17	4/21/17	32,750,000	32,725,874

1      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

U.S. Government Agencies (Continued)

Federal Home Loan Bank: (Continued)
0.53%	3/15/17	3/15/17	$18,000,000	$17,996,290
0.571%	5/25/17	5/25/17	16,085,000	16,063,352
0.599%[1]	5/15/17	8/15/17	100,000,000	100,006,722
0.601%	4/28/17	4/28/17	36,500,000	36,464,717
0.605%[1]	4/10/17	7/10/17	70,000,000	70,000,000
0.611%[1]	3/19/17	4/19/17	70,000,000	69,999,993
0.612%[1]	4/27/17	7/27/17	34,000,000	33,995,807
0.622%	6/2/17	6/2/17	32,000,000	31,948,747
0.625%	10/26/17	10/26/17	70,000,000	69,934,474
0.625%[1]	4/6/17	7/6/17	70,000,000	70,000,000
0.632%	7/17/17	7/17/17	50,000,000	49,879,250
0.632%	7/24/17	7/24/17	85,000,000	84,784,313
0.637%	7/28/17	7/28/17	85,222,000	84,998,020
0.639%	7/26/17	7/26/17	95,000,000	94,753,052
0.64%	7/21/17	7/21/17	100,900,000	100,646,246
0.641%	7/19/17	7/19/17	38,710,000	38,613,753
0.642%	8/1/17	8/1/17	88,000,000	87,760,640
0.646%	8/11/17	8/11/17	25,000,000	24,927,102
0.65%	4/28/17	4/28/17	18,000,000	18,000,000
0.652%	6/21/17	6/21/17	44,200,000	44,110,618
0.659%[1]	3/24/17	4/24/17	69,000,000	69,000,000
0.661%[1]	3/21/17	4/21/17	37,000,000	37,000,000
0.672%	8/16/17	8/16/17	25,000,000	24,921,833
0.697%	8/23/17	8/23/17	35,000,000	34,881,754
0.70%	6/5/17	6/5/17	40,000,000	40,000,000
0.709%[1]	3/22/17	11/22/17	35,000,000	34,996,713
0.713%	9/22/17	9/22/17	10,000,000	9,959,569
0.74%	9/22/17	9/22/17	12,000,000	12,000,000
0.75%	9/8/17	9/8/17	14,500,000	14,500,058
0.751%[1]	3/8/17	3/8/18	85,000,000	85,000,000
0.785%[1]	4/6/17	4/6/18	35,000,000	35,000,000
0.79%[1]	3/8/17	12/8/17	40,000,000	39,998,450
0.791%[1]	3/28/17	11/28/17	34,000,000	34,001,692
0.792%[1]	5/16/17	5/16/17	35,000,000	35,000,000
0.796%[1]	3/28/17	4/28/17	70,000,000	70,000,000
0.812%[1]	3/4/17	8/4/17	45,000,000	45,000,000
0.817%[1]	3/5/17	9/5/17	9,845,000	9,851,768
0.831%[1]	3/28/17	6/28/17	20,000,000	20,007,415
0.845%[1]	5/25/17	2/23/18	35,000,000	35,000,000
0.846%[1]	3/7/17	12/7/17	45,670,000	45,705,219
0.847%[1]	3/5/17	12/5/17	23,610,000	23,629,635
0.851%[1]	3/7/17	12/7/17	42,500,000	42,581,354
0.862%[1]	5/22/17	11/22/17	25,000,000	25,000,000
0.939%[1]	5/15/17	11/15/17	13,400,000	13,428,894
0.957%[1]	4/27/17	10/27/17	50,000,000	50,090,876
0.974%[1]	4/8/17	1/8/18	12,000,000	12,031,495

2        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

U.S. Government Agencies (Continued)

Federal Home Loan Bank: (Continued)
0.998%[1]	5/9/17	8/9/17	$87,030,000	$87,134,651
1.001%[1]	4/21/17	7/21/17	50,000,000	50,059,987
1.004%[1]	5/1/17	8/1/17	5,000,000	5,007,715
1.027%[1]	5/21/17	8/21/17	17,050,000	17,069,458
1.032%[1]	5/25/17	8/25/17	15,960,000	15,987,313
1.125%	12/8/17	12/8/17	5,000,000	5,010,504
1.375%	3/9/18	3/9/18	5,730,000	5,753,954
2.25%	9/8/17	9/8/17	65,100,000	65,597,006
5.00%	11/17/17	11/17/17	37,300,000	38,407,617

Federal Home Loan Mortgage Corp.:
0.75%	7/14/17	7/14/17	13,000,000	13,000,907
0.75%	1/12/18	1/12/18	48,000,000	47,916,018
1.00%	12/15/17	12/15/17	27,000,000	27,021,540
1.00%	7/25/17	7/25/17	20,000,000	20,028,657

Federal National Mortgage Assn.:
0.875%	8/28/17	8/28/17	23,789,000	23,808,913
1.00%	9/27/17	9/27/17	14,800,000	14,821,272

Freddie Mac:
0.431%	3/27/17	3/27/17	25,000,000	24,992,236
0.471%	4/6/17	4/6/17	40,000,000	39,981,200
0.476%	3/3/17	3/3/17	35,000,000	34,999,076
0.501%	5/16/17	5/16/17	30,000,000	29,968,333

Total U.S. Government Agencies (Cost $3,799,508,627)				3,799,508,627

U.S. Government Obligations—5.8%

United States Treasury Bills:
0.487%[2]	3/9/17	3/9/17	70,000,000	69,992,448
0.489%[2]	4/6/17	4/6/17	50,000,000	49,975,625

United States Treasury Nts.:
0.625%	8/31/17	8/31/17	27,000,000	26,981,902
0.75%	12/31/17	12/31/17	35,000,000	34,946,700
0.875%	11/15/17	11/15/17	31,500,000	31,505,660
0.875%	10/15/17	10/15/17	25,000,000	25,003,049
1.00%	9/15/17	9/15/17	50,000,000	50,063,264
1.00%	12/15/17	12/15/17	36,000,000	36,018,824
1.875%	9/30/17	9/30/17	32,000,000	32,197,829
4.25%	11/15/17	11/15/17	67,600,000	69,237,718

Total U.S. Government Obligations (Cost $425,923,019)				425,923,019

Investment Companies—6.5%

Goldman Sachs Financial Square Government Fund, 0.47%			260,202,524	260,202,524

JPMorgan U.S. Government Money Market Fund, 0.47%[3]			220,294,704	220,294,704

Total Investment Companies (Cost $480,497,228)				480,497,228

3        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Repurchase Agreements—31.9%

Repurchase Agreements[4] (Cost $2,352,000,000)	$2,352,000,000	$2,352,000,000

Total Investments, at Value (Cost $7,378,073,874)	100.0%	7,378,073,874

Net Other Assets (Liabilities)	0.0	2,633,106

Net Assets	100.0%	$7,380,706,980

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Rate shown is the 7-day yield at period end.

4. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount

Credit Agricole Corp. & Investment Bank	0.53%	2/24/17	3/3/17	$135,000,000

Credit Agricole Corp. & Investment Bank	0.53	2/28/17	3/1/17	327,000,000

Deutsche Bank Securities, Inc.	0.54	2/28/17	3/1/17	70,000,000

Deutsche Bank Securities, Inc.	0.60	2/10/17	3/14/17	53,000,000

Deutsche Bank Securities, Inc.	0.61	2/2/17	3/7/17	37,000,000

Deutsche Bank Securities, Inc.	0.61	1/26/17	3/1/17	68,000,000

Deutsche Bank Securities, Inc.	0.61	2/13/17	3/16/17	45,000,000

RBC Dominion Securities, Inc.	0.50	2/28/17	3/1/17	225,000,000

RBC Dominion Securities, Inc.	0.50	2/23/17	3/2/17	71,000,000

RBC Dominion Securities, Inc.	0.50	2/22/17	3/1/17	170,000,000

South Street Securities LLC	0.55	2/28/17	3/1/17	876,000,000

TD Securities (USA) LLC	0.52	2/28/17	3/1/17	105,000,000

TD Securities (USA) LLC	0.53%	2/28/17	3/7/17	$170,000,000

4        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]

Credit Agricole Corp. & Investment Bank	U.S. Agency Mortgages, 3.00%, 11/20/42	$(137,714,191)	$135,000,000	135,013,913

Credit Agricole Corp. & Investment Bank	U.S. Treasury Nts., 2.125%, 5/15/25 and U.S. Agency Mortgages, 3.00%-3.50%, 10/20/42-2/1/47	(333,545,002)	327,000,000	327,004,904

Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 1.625%, 11/30/20	(71,401,082)	70,000,000	70,001,061

Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 0.875%, 9/15/19	(54,077,129)	53,000,000	53,016,793

Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 1.625%, 6/30/20	(37,757,335)	37,000,000	37,016,995

Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 1.625%, 11/30/20 and U.S. Treasury Bonds, 3.625%, 2/15/44	(69,400,052)	68,000,000	68,039,267

Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 2.25%, 11/15/25	(45,912,492)	45,000,000	45,012,247

RBC Dominion Securities, Inc.	U.S. Agency Mortgages, 3.00%-4.50%, 9/20/43-1/20/47	(229,503,188)	225,000,000	225,003,125

RBC Dominion Securities, Inc.	U.S. Agency Mortgages, 3.00%-6.00%, 10/1/38-1/20/47	(72,426,035)	71,000,000	71,005,917

RBC Dominion Securities, Inc.	U.S. Agency Mortgages, 3.50%-4.00%, 11/20/43-1/20/47	(173,416,859)	170,000,000	170,016,528

South Street Securities LLC	U.S. Agency Mortgages, 0.75%-6.625%, 5/17/17-5/1/50	(893,533,651)	876,000,000	876,013,383

TD Securities (USA) LLC	U.S. Agency Mortgages, 3.00%-3.50%, 9/1/42-11/1/46	(107,101,547)	105,000,000	105,001,517

TD Securities (USA) LLC	U.S. Treasury Nts., 1.375%, 8/31/23 and U.S. Agency Mortgages, 3.50%-4.00%, 9/1/42-10/1/45	(173,402,637)	170,000,000	170,002,585

		$(2,399,191,200)	$2,352,000,000	$2,352,148,235

a. Includes accrued interest.

5        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS February 28, 2017 Unaudited

1. Organization

Oppenheimer Institutional Government Money Market Fund (the “Fund”), formerly known as Oppenheimer Institutional Money Market Fund, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale

6      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

2. Securities Valuation (Continued)

restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Short-Term Notes/Commercial Paper	$—	$320,145,000	$—	$320,145,000
U.S. Government Agencies	—	3,799,508,627	—	3,799,508,627

7      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Investments, at Value (Continued)
U.S. Government Obligations	$—	$425,923,019	$—	$425,923,019
Investment Company	—	480,497,228	—	480,497,228
Repurchase Agreement	—	2,352,000,000	—	2,352,000,000

Total Assets	$—	$7,378,073,874	$—	$7,378,073,874

3. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

4. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received [1]	Collateral (Received) / Pledged[1]	Net Exposure[2]

Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$135,013,913	$(137,714,191)	$(2,700,278)
Credit Agricole Corp. & Investment Bank	327,004,904	(333,545,002)	(6,540,098)
Deutsche Bank Securities, Inc.	70,001,061	(71,401,082)	(1,400,021)
Deutsche Bank Securities, Inc.	53,016,793	(54,077,129)	(1,060,336)
Deutsche Bank Securities, Inc.	37,016,995	(37,757,335)	(740,340)
Deutsche Bank Securities, Inc.	68,039,267	(69,400,052)	(1,360,785)
Deutsche Bank Securities, Inc.	45,012,247	(45,912,492)	(900,245)
RBC Dominion Securities, Inc.	225,003,125	(229,503,188)	(4,500,063)
RBC Dominion Securities, Inc.	71,005,917	(72,426,035)	(1,420,118)
RBC Dominion Securities, Inc.	170,016,528	(173,416,859)	(3,400,331)
South Street Securities LLC	876,013,383	(893,533,651)	(17,520,268)
TD Securities (USA) LLC	105,001,517	(107,101,547)	(2,100,030)
TD Securities (USA) LLC	170,002,585	(173,402,637)	(3,400,052)

	$2,352,148,235

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

9      OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Government Money Market Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date:	4/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date:	4/13/2017

By:	/s/ Brian S. Petersen

Brian S. Petersen

Principal Financial Officer

Date:	4/13/2017